PROPERTY AND EQUIPMENT, NET (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
At cost:
Property and equipment, gross	¥ 12,897,176	¥ 7,179,515
Less: Accumulated depreciation	(1,534,368)	(965,758)
Property and equipment net excluding construction in process	11,362,808	6,213,757
Construction in progress	2,632,137	1,951,844
Property and equipment, net	13,994,945	8,165,601
Buildings
At cost:
Property and equipment, gross	4,382,469	2,693,843
Data center equipment
At cost:
Property and equipment, gross	4,225,963	2,202,247
Leasehold improvement
At cost:
Property and equipment, gross	4,239,601	2,243,691
Furniture and office equipment
At cost:
Property and equipment, gross	45,057	36,762
Vehicles
At cost:
Property and equipment, gross	¥ 4,086	¥ 2,972